AXS Alternative Growth Fund

Class A Shares: EEHAX

Class I Shares: EEHIX

AXS Chesapeake Strategy Fund

Class A Shares: ECHAX

Class C Shares: ECHCX

Class I Shares: EQCHX

AXS Managed Futures Strategy Fund

Class A Shares: MHFAX

Class C Shares: MHFCX

Class I Shares: MHFIX

AXS Multi-Strategy Alternatives Fund

Class R-1 Shares: KCMTX

Class I Shares: KCMIX

AXS Thomson Reuters Private Equity Return Tracker Fund

Class A Shares: LDPAX

Class C Shares: LDPCX

Class I Shares: LDPIX

AXS Thomson Reuters Venture Capital Return Tracker Fund

Class A Shares: LDVAX

Class C Shares: LDVCX

Class I Shares: LDVIX

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated January 7, 2022, to the

Prospectus dated February 1, 2021 as amended February 16, 2021, and Statement of Additional Information

(“SAI”) dated February 1, 2021, as amended.

Effective immediately, Mark Lacuesta no longer serves as portfolio manager to each of the AXS Alternative Growth Fund, the AXS Chesapeake Strategy Fund, the AXS Managed Futures Strategy Fund, the AXS Multi-Strategy Alternatives Fund, the AXS Thomson Reuters Private Equity Return Tracker Fund, and the AXS Thomson Reuters Venture Capital Return Tracker Fund. Accordingly, all references in the Prospectus and SAI to Mr. Lacuesta are hereby deleted in their entirety. Dr. Ajay Dravid and Dr. Rufus Rankin will continue to serve as portfolio managers to the AXS Alternative Growth Fund and AXS Managed Futures Strategy Fund; Jerry Parker and Michael L. Ivie will continue to serve as portfolio managers to the AXS Chesapeake Strategy Fund; Parker Binion will continue to serve as portfolio manager to the AXS Multi-Strategy Alternatives Fund; and Greg Bassuk will continue to serve as portfolio manager to the AXS Thomson Reuters Private Equity Return Tracker Fund and AXS Thomson Reuters Venture Capital Return Tracker Fund.

In addition, Matthew Tuttle and Parker Binion have been added as portfolio managers to each of the AXS Thomson Reuters Private Equity Return Tracker Fund and AXS Thomson Reuters Venture Capital Return Tracker Fund. Accordingly, effective immediately, the Prospectus and SAI are updated as follows:

The “Portfolio Managers – AXS Thomson Reuters Private Equity Return Tracker Fund Summary Section” of the Prospectus is replaced with the following:

Greg Bassuk, Chief Executive Officer of the Advisor, has served as a portfolio manager of the Fund since its reorganization into the Trust on November 20, 2020. Parker Binion, Portfolio Manager of the Advisor, and Matthew Tuttle, Managing Director, Portfolio Management of the Advisor, have served as portfolio managers of the Fund since January 2022. Messrs. Bassuk, Binion and Tuttle are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The “Portfolio Managers – AXS Thomson Reuters Venture Capital Return Tracker Fund Summary Section” of the Prospectus is replaced with the following:

Greg Bassuk, Chief Executive Officer of the Advisor, has served as a portfolio manager of the Fund since its reorganization into the Trust on November 20, 2020. Parker Binion, Portfolio Manager of the Advisor, and Matthew Tuttle, Managing Director, Portfolio Management of the Advisor, have served as portfolio managers of the Fund since January 2022. Messrs. Bassuk, Binion and Tuttle are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The following paragraph is added under the heading entitled “Portfolio Managers – Management of the Funds” section of the Prospectus:

Matthew Tuttle (AXS Thomson Reuters Private Equity Return Tracker Fund and AXS Thomson Reuters Venture Capital Return Tracker Fund) joined AXS in January 2022. Prior to joining AXS, Mr. Tuttle was the founder and Chief Executive Officer, and Portfolio Manager of Tuttle Capital Management since 2012.

The following is added under the section entitled “Portfolio Managers” of the SAI:

As of December 31, 2021, information on other accounts managed by Parker Binion and Matthew Tuttle is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Parker Binion	0	$0	0	$0	0	$0
Matthew Tuttle	7	$3.2	0	$0	0	$0

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets(in millions)	Number of Accounts	Total Assets(in millions)	Number of Accounts	Total Assets(in millions)
Parker Binion	0	$0	0	$0	0	$0
Matthew Tuttle	0	$0	0	$0	0	$0

The first paragraph of the “Portfolio Managers - Compensation.” section in the SAI is replaced with the following:

Compensation. Messrs. Bassuk, Binion, Tuttle, Procaccino, and Bauer are compensated by the Advisor. Each receive a fixed base salary and discretionary bonus. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed.

The following is added to the “Ownership of the Funds by Portfolio Manager” of the SAI:

The following chart sets forth the dollar range of equity securities owned by Parker Binion and Matthew Tuttle in the Funds as of December 31, 2021.

Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F : $500,001 - $1,000,000, G: Over $1,000,000)
AXS Funds
	AXS Thomson Reuters Private Equity Return Tracker Fund	AXS Thomson Reuters Venture Capital Return Tracker Fund
Name of Portfolio Manager
Parker Binion	A	A
Matthew Tuttle	A	A

Please file this Supplement with your records.